Submission	Feb. 09, 2026
Submission [Line Items]
Central Index Key	0002065636
Registrant Name	SOLV Energy, Inc.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A